ADVISORSHARES Q DYNAMIC GROWTH ETF
Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 97.5%

Commodity Fund – 14.8%
SPDR Gold Shares(a)	11,610	$3,345,306

Equity Fund – 82.7%
Communication Services Select Sector SPDR Fund(b)	21,816	2,104,153
Consumer Discretionary Select Sector SPDR Fund(b)	21,028	4,152,189
Financial Select Sector SPDR Fund	57,500	2,864,075
iShares U.S. Technology ETF	33,739	4,738,305
Technology Select Sector SPDR Fund(b)	23,681	4,889,653
Total Equity Fund		18,748,375

Total Exchange Traded Funds (Cost $19,913,931)		22,093,681

MONEY MARKET FUNDS – 26.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(c)(d)	5,393,142	5,393,142
Fidelity Investments Money Market Government Portfolio – Class I, 4.23%(c)	547,417	547,417
Total Money Market Funds (Cost $5,940,559)		5,940,559

Total Investments – 123.7% (Cost $25,854,490)		28,034,240
Liabilities in Excess of Other Assets – (23.7%)		(5,368,433)
Net Assets – 100.0%		$22,665,807

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,334,131; the aggregate market value of the collateral held by the fund is $6,442,089. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,048,947.
(c)	Rate shown reflects the 7-day yield as of March 31, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES Q DYNAMIC GROWTH ETF
Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,093,681	$–	$–	$22,093,681
Money Market Funds	5,940,559	–	–	5,940,559
Total	$28,034,240	$–	$–	$28,034,240

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	14.8%
Equity Fund	82.7
Money Market Funds	26.2
Total Investments	123.7
Liabilities in Excess of Other Assets	(23.7)
Net Assets	100.0%